ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2020
ACCOUNTING ESTIMATES AND JUDGMENTS
ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 5 - ACCOUNTING ESTIMATES AND JUDGMENTS

In applying the accounting policies, the Company's management must make judgments and prepare estimates regarding the book values of revenues, expenses, assets and liabilities, as well as the disclosures in the explanatory notes.

The estimates and the respective assumptions are based on historical experience and other factors considered relevant. The underlying estimates and assumptions are continually reviewed. The effects arising from the revisions made to the accounting estimates are recognized in the period in which the estimates are revised, if the revision affects only this period, or also in subsequent periods if the revision affects both the present and future periods.

Although these estimates and assumptions are permanently monitored and reviewed by the Management of the Company and its subsidiaries, the materialization of the book value of revenues, expenses, assets and liabilities is inherently uncertain, due to the use of judgment. As a consequence, the Company may suffer effects as a result of imprecision in these estimates and judgments that are substantial in future periods, which may have a material adverse effect on its financial condition, on the results of its activities and / or on its cash flows.

The following are the main assumptions of the accounting estimates evaluated as the most critical by the Management of the Company and its subsidiaries, regarding the future and other main sources of uncertainty used that can lead to significant adjustments in the book values of assets and liabilities in the next exercises:

5.1 - Deferred tax assets and liabilities

Estimates of future taxable income, the basis for the analysis of the realization of net deferred tax assets, are based on annual budgets and the strategic plan, both periodically reviewed and on the history of profitability. However, future taxable income may be higher or lower than the estimates considered by management when defining the need to record or not the amount of the deferred tax asset (Note 14.2).

5.2 - Provision for impairment of long-lived assets

The Company's management considers assumptions and technical data for the preparation of the asset recovery determination test. In this policy, assumptions are applied, based on historical experience in the management of the asset, set of assets or cash-generating unit, and valuation policy commonly used in the market. Such assumptions may, eventually, not occur in the future, including regarding the estimated economic useful life. Currently, the useful life adopted by the Company is in accordance with the policydetermined by ANEEL, applicable to the assets linked to the concession of the public electricity service, which may vary as a result of the periodic analysis of the economic useful life of assets, in force.

Several uncertain events also make up the assumptions used by the Company, including: future tariffs for the purchase and sale of electricity; date of entry into operation of projects under construction; the growth rate of economic activity in the country; and availability of water resources; in addition to those inherent to the end of the public electricity service concession terms, especially regarding the amount of their reversion at the end of the concession term. At this point, the premise that the indemnity is contractually foreseen was adopted.

5.3 - Provision for demobilization of assets

The Company recognizes a provision for obligations with the deactivation of assets related to its thermonuclear plants. In order to determine the amount of the provision, assumptions and estimates are made in relation to the discount rates, the estimated cost for the decommissioning and removal of all plants from the locations and the expected time of said costs (Note 33). The cost estimate is based on legal, regulatory and environmental requirements for the decommissioning and removal of all plants together as well as the prices of products and services to be used at the end of their useful lives.

5.4 - Actuarial obligations

The actuarial obligations recorded are determined by actuarial calculations prepared by independent actuaries based on the participant's life expectancy, average retirement age and inflation. However, the actual future results of the benefits may differ from those existing and recorded in the accounts (Note 31).

5.5 - Provisions and contingent liabilities

Provisions for labor, tax and civil risks are recognized when there are present obligations (legal or assumed) resulting from past events, the settlement of which is probable and it is possible to estimate the amounts reliably, based on the assessment of Management and legal counsel internal and external. The provisioned amounts are recorded based on the estimated cost of the outcomes of said contingencies. Contingent risks with the expectation of possible loss are disclosed by Management, and no provision has been made. This assessment is supported by Management's judgment, together with its legal advisors, considering the jurisprudence, decisions in initial and higher courts, the history of any agreements and decisions, the experience of management and legal advisors, as well as other applicable aspects. (Note 32). The provision for compulsory loans involves significant judgement related to: (i) difference in the base value resulting from the monetary restatement criteria, (ii) remunerative interest; and (iii) application of default interest (substantially the SELIC rate).

5.6 - Estimated Credit Loss - ECL

The Company adopted the simplified approach and calculates the expected loss, based on the expectation of default risk that occurs over the useful life of the financial instrument in accordance with IFRS 9, which established a calculation matrix based on the expected loss rates of the counterparties.

A defaulting financial asset is considered when: (i) it is improbable that the creditor will fully pay its credit obligations to the Company without resorting to actions such as collateral (if any); or (ii) the financial asset has expired in accordance with current rules.

5.7 –  Valuation of financial instruments

The Company's management uses valuation techniques that include information that is not based on observable market data to estimate the fair value of certain types of financial instruments, such as expected future contractual flows, payment terms for these flows and discount rates. Note 40 presents information on the main assumptions used in determining the fair value of financial instruments, as well as the sensitivity analysis of these assumptions. The Management of the Company and its subsidiaries believes that the selected valuation techniques and the assumptions used are adequate for determining the fair value of financial instruments.

5.8 - Onerous contracts

The Company and its subsidiaries use assumptions related to the economic costs and benefits of each contract to determine whether or not an onerous contract exists. In the case of long-term commitments such as the purchase and sale of energy, one of the critical estimates in determining the amount of provision for the future sale of the contract is the Price of Settlement of Differences (PLD) considered in the cash flows, with the Company based on the historical average PLD approved by the Company's Management as a premise for calculating the provision for the onerous contract, as well as the discount rate used for cash flows. The actual values of the PLD and / or the elements considered within the discount rate over the years may be higher or lower than the assumptions used by the Company. In addition, the Company assesses whether there are onerous contracts in concessions where the current expected cost for operation and maintenance is not fully covered by revenues (Note 30).

5.9 - Valuation of contractual transmission assets

The Company's transmission assets are treated under the scope of IFRS 15 and classified as contract assets. All transmission concessions of the Company and its subsidiaries are classified according to the contractual asset model, according to IFRS 15. The contractual asset originates to the extent that the concessionaire satisfies the obligation to build and implement the transmission infrastructure, the revenue being recognized over the project time, however the receipt of cash flow is conditioned to the satisfaction of the performance obligation of operation and maintenance. Monthly, as the Company operates and maintains the infrastructure, the portion of the Contractual asset equivalent to the consideration of that month for the satisfaction of the performance obligation to build becomes a financial asset, since nothing more than the passage of time will be required for that amount is received.

The value of the contractual assets of the Company and its subsidiaries is formed substantially through the present value of its future cash flows. The future cash flow is estimated at the beginning of the concession, or on its extension and are revisited at each Periodic Tariff Review (RTP).

The Company's management used the following main assumptions to evaluate the contractual transmission assets:

•	The RAP stipulated in the concession contract (Bid auction or renewal of the concession);
•	Forecasted investment curve attached to the concession contract, depreciation rate considered in the concession contract;
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Implicit rate of return of the contract obtained after pricing the margins by the expected RAP flow at the time of renewal or contractual conclusion in comparison with the expected or realized investment flow;

•	Margin allocation based on Eletrobras Weighted Average Cost of Capital (WACC) with increased risk per operation and construction component;
•	Inclusion of the Variable Portion (PV) as a risk criterion based on the established history.

5.10 - Estimated incremental leasing rate

Current leases do not have their implicit interest rate readily identifiable, which is why the Company considers the incremental rate on loans to measure lease liabilities. The incremental rate is the interest rate that the Company would have to pay when taking out loans, for a similar term, to obtain the necessary resources for the acquisition of assets with values similar to the right-of-use asset in a similar economic environment. The Company obtains specific fees that cover the remaining term of each contract. As it is not possible to determine the interest rate implicit in the lease, the Company estimates the cost of financing the lessee to determine the discount rate for the leases.

5.11 - Determination of the useful life of the assets

Depreciation is recognized based on the estimated useful life of each asset using the straight-line method, so that the cost less its residual value after its useful life is fully written off. The Company considers that the estimated useful life of each asset is similar to the depreciation rates determined by ANEEL, which are considered by the market to be acceptable for adequately expressing the useful life of the assets.

Assets held through finance leases are depreciated over their expected useful lives in the same way as their own assets or for a shorter period, if applicable, according to the terms of the lease agreement in question.

5.12 - Determination of control

In some circumstances, judgment is required to determine whether, after considering all relevant factors, the Company has control, joint control or significant influence over an entity. Significant influence includes situations of collective control.